Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 14,215,000	$ 13,651,000
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses	1,250,000	1,725,000
Depreciation	1,005,000	895,000
Amortization of intangible assets	101,000	126,000
Deferred income taxes	988,000	24,000
Net amortization of securities premiums and discounts	1,448,000	1,711,000
Net realized gains on sales of securities	(254,000)	(213,000)
Earnings and proceeds on life insurance policies	(830,000)	(1,126,000)
(Gain) loss on sales of fixed assets and foreclosed real estate owned	(97,000)	26,000
Net gain on sale of loans	(169,000)	(15,000)
Mortgage loans originated for sale	(4,715,000)	(752,000)
Proceeds from sale of loans originated for sale	4,838,000	767,000
Compensation expense related to stock options	208,000	237,000
Compensation expense related to restricted stock	289,000	205,000
Decrease (increase) in accrued interest receivable	57,000	(60,000)
Increase in accrued interest payable	626,000	372,000
Other, net	(522,000)	(275,000)
Net cash provided by operating activities	18,438,000	17,298,000
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales	27,247,000	17,745,000
Proceeds from maturities and principal reductions on mortgage-backed securities	33,656,000	30,873,000
Purchases	(21,543,000)	(15,458,000)
Purchase of regulatory stock	(6,595,000)	(6,155,000)
Redemption of regulatory stock	5,677,000	5,734,000
Net increase in loans	(77,401,000)	(87,480,000)
Purchase of premises and equipment	(1,623,000)	(873,000)
Proceeds from sales of foreclosed real estate owned	556,000	776,000
Proceeds from sales of bank premises and fixed assets	246,000
Net Cash Used for Investing Activities	(39,780,000)	(54,838,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Net increase in deposits	10,749,000	17,396,000
Net increase in short-term borrowings	9,210,000	10,516,000
Repayments of other borrowings	(26,846,000)	(13,661,000)
Proceeds from other borrowings	31,000,000	30,000,000
Stock options exercised	638,000	520,000
Sale of treasury stock for ESOP	127,000	123,000
Acquisition of treasury stock	(428,000)	(194,000)
Cash dividends paid	(6,041,000)	(5,509,000)
Net Cash Provided by Financing Activities	18,409,000	39,191,000
Net (Decrease) Increase in Cash and Cash Equivalents	(2,933,000)	1,651,000
CASH AND CASH EQUIVALENTS - BEGINNING	18,348,000
CASH AND CASH EQUIVALENTS - ENDING	15,415,000	18,348,000
Supplemental Disclosures of Cash Flow Information
Interest paid	8,052,000	5,285,000
Income taxes paid, net of refunds	2,407,000	2,239,000
Supplemental Schedule of Noncash Investing Activities
Transfers of loans to foreclosed real estate owned and repossession of other assets	1,865,000	553,000
Dividends payable	1,582,000	$ 1,510,000
Right of use for operating leases	5,335,000
Right of use for operating leases	$ 5,335,000